SCHEDULE OF COMPONENT OF THE SEGMENT ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Reportable Segments
Cash and investments held in trust account	$ 61,500,162	$ 60,429,224